Income Taxes - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2013
Income Tax Disclosure [Abstract]
Income tax liability, state level S-corporation taxes	$ 0.2	$ 0.5		$ 0
Federal statutory income tax rate	35.00%	35.00%	35.00%